Related Party Transactions	3 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

5. Related Party Transactions

During the three months ended June 30, 2021 and 2020, our chief financial officer was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees paid to the Affiliate of $24,160 and $5,503 for the three months ended June 30, 2021 and 2020, respectively. As of June 30, 2021 and March 31, 2021 we had $16,330 and $35,475, respectively, payable to the Affiliate.

In May 2021, we paid an affiliate of our executive chairman $3,000 to provide website-related services.

4. Related Party Transactions

During the fiscal years ended March 31, 2021 and 2020, our chief executive officer was affiliated with legal counsel who provided us with general legal services (the “Affiliate”). We recorded legal fees paid to the Affiliate of $100,349 and $7,003 for the fiscal years ended March 31, 2021 and 2020, respectively. As of March 31, 2021 and 2020 we had $35,475 and $5,503, respectively, payable to the Affiliate.

In May 2021, we paid an affiliate of our executive chairman $3,000 to provide website-related services.